Presentation and preparation of the consolidated financial statements and significant accounting policies (Details)	12 Months Ended
Dec. 31, 2024
Pos devices [Member] | Maximum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Pos devices [Member] | Minimum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Building leases [Member] | Maximum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Building leases [Member] | Minimum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment | Maximum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Machinery and equipment | Minimum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Other assets [member] | Maximum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Other assets [member] | Minimum
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years